CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	$ 151,693	$ 145,945
Intangible assets	106,988	111,535
Property, plant and equipment	30,039	15,056
Right-of-use assets	26,987	9,891
Deferred tax assets	21,285	10,846
Other non-current receivables	1,794	571
Total non-current assets	338,786	293,844
Current assets
Inventories	66,436	44,246
Trade receivables	62,795	52,743
Other receivables	3,443	2,562
Prepaid expenses and accrued income	9,835	7,786
Cash at bank and in hand	120,957	75,109
Total current assets	263,466	182,446
TOTAL ASSETS	602,252	476,290
EQUITY
Share capital	32,221	30,988
Other contributed capital	620,219	514,133
Reserves	(42,294)	(58,588)
Accumulated losses	(107,448)	(75,848)
Total equity attributable to shareholders of the Company	502,698	410,685
Non-current liabilities
Lease liabilities	22,765	7,322
Deferred tax liabilities	21,302	22,196
Total non-current liabilities	44,067	29,518
Current liabilities
Lease liabilities	4,024	2,113
Accounts payable	18,758	6,885
Current tax liabilities	1,320	1,389
Other current liabilities	31,385	25,700
Total current liabilities	55,487	36,087
Total liabilities	99,554	65,605
TOTAL EQUITY AND LIABILITIES	$ 602,252	$ 476,290